Other long-term liabilities	12 Months Ended
Mar. 31, 2015
Other long-term liabilities
Other long-term liabilities

14. Other long-term liabilities:

Other long-term liabilities as of March 31, 2014 and 2015 consist of the following:

	Yen in millions
	March 31
	2014	2015
Deferred tax liabilities (Note 16)	¥18,159	¥26,935
Other	8,105	6,569

	¥26,264	¥33,504

 “Other” primarily consists of unrecognized tax benefits, accrued interest and penalty.